Transactions with Affiliates (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended										3 Months Ended		6 Months Ended		12 Months Ended			1 Months Ended	5 Months Ended	12 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2013 Investment Funds	Mar. 31, 2013 Investment Funds	Dec. 31, 2012 Investment Funds	Jun. 30, 2012 Investment Funds	Mar. 31, 2012 Investment Funds	Dec. 31, 2011 Investment Funds	Dec. 31, 2010 Investment Funds	Jun. 30, 2013 PennyMac Mortgage Investment Trust	Jun. 30, 2012 PennyMac Mortgage Investment Trust	Jun. 30, 2013 PennyMac Mortgage Investment Trust	Jun. 30, 2012 PennyMac Mortgage Investment Trust	Dec. 31, 2012 PennyMac Mortgage Investment Trust item	Dec. 31, 2011 PennyMac Mortgage Investment Trust	Dec. 31, 2010 PennyMac Mortgage Investment Trust	Jan. 31, 2013 PennyMac Mortgage Investment Trust Management Fees item	Jun. 30, 2013 PennyMac Mortgage Investment Trust Management Fees item	Dec. 31, 2012 PennyMac Mortgage Investment Trust Management Fees item	Dec. 31, 2012 PennyMac Mortgage Investment Trust Investment Activities	Dec. 31, 2011 PennyMac Mortgage Investment Trust Investment Activities	Jun. 30, 2013 PennyMac Mortgage Investment Trust Correspondent Lending	Jun. 30, 2012 PennyMac Mortgage Investment Trust Correspondent Lending	Jun. 30, 2013 PennyMac Mortgage Investment Trust Correspondent Lending	Jun. 30, 2012 PennyMac Mortgage Investment Trust Correspondent Lending	Dec. 31, 2012 PennyMac Mortgage Investment Trust Correspondent Lending	Dec. 31, 2011 PennyMac Mortgage Investment Trust Correspondent Lending	Dec. 31, 2010 PennyMac Mortgage Investment Trust Correspondent Lending	Jun. 30, 2013 PNMAC Mortgage Opportunity Fund, LLC	Dec. 31, 2012 PNMAC Mortgage Opportunity Fund, LLC	Dec. 31, 2011 PNMAC Mortgage Opportunity Fund, LLC	Jun. 30, 2013 PNMAC Mortgage Opportunity Fund Investors, LLC	Dec. 31, 2012 PNMAC Mortgage Opportunity Fund Investors, LLC	Dec. 31, 2011 PNMAC Mortgage Opportunity Fund Investors, LLC
Amounts due from affiliate
Loan servicing fees								$ 672,000		$ 1,052,000			$ 2,601,000
Loan servicing rebate								239,000		(239,000)			3,139,000
Servicing fees and allocated expenses																			4,802,000	6,173,000
Management fees								1,961,000		2,164,000			2,486,000		8,455,000		8,455,000		4,473,000	2,486,000
Expense reimbursements								115,000		695,000			38,000
Loan purchases																			4,475,000
Contingent underwriting fees															2,519,000		2,519,000		2,941,000	2,941,000
Total due from affiliate								2,987,000		3,672,000			8,264,000		16,725,000		16,725,000		16,691,000	11,600,000
Carried interest due from affiliates					47,723,000	37,250,000		55,322,000	52,460,000	47,723,000	41,149,000	39,039,000	37,250,000	24,654,000																				34,447,000	29,785,000	24,473,000	20,875,000	17,938,000	12,777,000
Expenses																			4,829,000	7,557,000
Servicing advances																			41,950,000	18,038,000
Amounts due to affiliates								36,328,000		36,795,000			29,622,000		52,729,000		52,729,000		46,779,000	25,595,000
Underwriting costs
Number of rolling quarters taken as base for performance incentive fee computation																			4			4	4	4
Underwriting Costs Reimbursement Period (in calendar quarters)																								24
Hurdle rate (as a percent)																			8.00%			8.00%		8.00%
Expenses allocated to affiliate by income statement caption
Occupancy	596,000	301,000	1,087,000	684,000	1,521,000	1,985,000	938,000												1,374,000	1,091,000	401,000
Technology	2,030,000	1,122,000	3,616,000	2,104,000	4,455,000	1,979,000	1,959,000												1,158,000	1,094,000	474,000
Depreciation and amortization			317,000	254,000	520,000	251,000	365,000												590,000	324,000	115,000
Other	4,475,000	1,019,000	7,466,000	1,179,000	4,610,000	2,246,000	2,527,000												1,067,000	1,472,000	428,000
Total expenses allocated to PMT																			4,189,000	3,981,000	1,418,000
Expenses waived																					500,000
Investment in affiliate, common shares of beneficial interest															75,000		75,000		75,000						75,000	75,000
Investment in affiliates, at fair value															1,579,000		1,579,000		1,897,000						1,897,000	1,247,000
Mortgage banking services information
Fulfillment fee reimbursement as a percentage of unpaid principal balance of mortgage loans sold to non-affiliates																															0.50%
Sourcing fee rate (as a percent)																															0.03%
Summary of fees
Fulfillment fees received					62,906,000	1,744,000	80,000								22,054,000	7,715,000	50,298,000	13,839,000									22,054,000	7,715,000	50,298,000	13,839,000	62,906,000	1,744,000
Sourcing fees paid																											$ 1,349,000	$ 461,000	$ 2,359,000	$ 701,000	$ 2,505,000	$ 166,000	$ 103,000